Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax (recovery) and expense	$ (3,219)	$ 1,526
Change in fair value of cash flow hedge, tax (recovery) and expense	(22,077)	(9,046)
Change in unrealized pension and other post-employment expense, tax expense and (recovery)	$ (9,176)	$ (6,881)